Equity Compensation Plan - Summary of Nonvested Restricted Shares (Detail) - Non Vested Restricted Stock [Member] - $ / shares		12 Months Ended
	May 26, 2021	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Non-vested, Beginning balance, Number of restricted shares		343,744	0
Granted, Number of restricted shares	343,744		343,744
Vested, Number of restricted shares		171,872
Non-vested, Ending balance, Number of restricted shares		171,872	343,744
Non-vested, Beginning balance, Weighted average grant date fair value per non-vested share		$ 2.99	$ 0
Granted, Weighted average grant date fair value per non-vested share	$ 2.99		2.99
Vested, Weighted average grant date fair value per non-vested share		2.99
Non-vested, Ending balance, Weighted average grant date fair value per non-vested share		$ 2.99	$ 2.99